Net investment income (Tables)	12 Months Ended
Dec. 31, 2018
Net investment income [abstract
Net investment income
	2018	2017	2016
	£m	£m	£m
Net gains from disposal of available for sale investments [a]	-	298	762
Net gains from disposal of debt instruments at fair value through other comprehensive income	131	-	-
Dividend income	55	48	8
Net gains from financial instruments designated at fair value [b]	-	281	151
Net gains from financial assets mandatorily at fair value	172	-	-
Other investment income	36	72	156
Net investment income	394	699	1,077